Business combinations and investments - Consideration transferred (Details) - USD ($) $ in Thousands	Aug. 02, 2021	Mar. 30, 2021
Business Acquisition [Line Items]
Fair value of consideration	$ 314,895
Bioness, Inc
Business Acquisition [Line Items]
Cash consideration at closing		$ 48,933
Contingent consideration at fair value		43,000
Fair value of consideration		$ 91,933